LONG-TERM DEBT (Details) ¥ in Thousands			12 Months Ended
	May. 31, 2012 JPY (¥)	Sep. 27, 2011 JPY (¥)	Mar. 31, 2015 JPY (¥) Lender	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Jul. 28, 2015 JPY (¥)	Dec. 28, 2012 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
LONG-TERM DEBT
Short-term bank borrowing			¥ 36,000
Weighted-average interest rate of short-term debt (as a percent)			0.50%
Long-term debt			¥ 1,233,583	¥ 731,083
Less: current portion			458,243	285,897
Long-term debt, non current portion			775,340	445,186
Aggregate annual maturities of long-term debt
2016			458,243
2017			347,107
2018			181,540
2019			179,992
2020			66,701
Long-term debt			1,233,583	731,083
Proceeds from long-term bank borrowings			800,000	300,000	¥ 350,000
Credit Line
Aggregate annual maturities of long-term debt
Unutilized balance			437,500
Maximum borrowing capacity under syndicated loan arrangement		¥ 700,000
Syndicated loan maturity period		5 years
Amount borrowed	¥ 350,000	¥ 350,000
Amount borrowed			¥ 262,500	437,500
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets			75.00%
Minimum net assets to be maintained for restrictive covenants on a stand-alone basis									¥ 1,168,013
Minimum net assets to be maintained for restrictive covenants on a consolidated basis									¥ 1,173,145
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants		2 years
Revolving credit facility
Aggregate annual maturities of long-term debt
Unutilized balance			¥ 1,000,000
Maximum borrowing capacity under syndicated loan arrangement							¥ 1,000,000
Amount borrowed			¥ 0	0
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets			75.00%
Minimum net assets to be maintained for restrictive covenants on a stand-alone basis								¥ 2,607,338
Minimum net assets to be maintained for restrictive covenants on a consolidated basis								¥ 2,655,320
Borrowings From Bank And Life Insurance Company Entered Into During Fiscal Year 2014
Aggregate annual maturities of long-term debt
Proceeds from long-term bank borrowings				¥ 300,000
Borrowings From Two Banks Entered Into During Fiscal Year 2015
Aggregate annual maturities of long-term debt
Proceeds from long-term bank borrowings			¥ 800,000
Number of lenders | Lender			2
Unsecured bank borrowings
LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)			2.20%	2.30%
Long-term debt			¥ 1,224,669	¥ 712,600
Aggregate annual maturities of long-term debt
Long-term debt			1,224,669	712,600
Unsecured bank borrowings | Borrowings Entered Into During Fiscal Year 2014 And 2015
LONG-TERM DEBT
Long-term debt			962,168	275,100
Aggregate annual maturities of long-term debt
Long-term debt			¥ 962,168	¥ 275,100
Capital lease obligations
LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)			1.70%	1.70%
Long-term debt			¥ 8,914	¥ 18,483
Aggregate annual maturities of long-term debt
Long-term debt			¥ 8,914	¥ 18,483
Loan agreements with Japanese banking institutions | Bank of Tokyo-Mitsubishi UFJ Ltd. and Sumitomo Mitsui Banking Corporation | Subsequent event
Aggregate annual maturities of long-term debt
Aggregate face amount						¥ 3,600,000